Accounts payable and accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable And Accrued Expenses [Line Items]
Total accounts payable and accrued expenses	$ 58,460	$ 51,932
Marketing suppliers
Accounts Payable And Accrued Expenses [Line Items]
Total accounts payable and accrued expenses	30,330	40,530
Other suppliers
Accounts Payable And Accrued Expenses [Line Items]
Total accounts payable and accrued expenses	$ 28,130	$ 11,402